DEAN WITTER PACIFIC GROWTH FUND INC.              TWO WORLD TRADE CENTER, NEW
LETTER TO THE SHAREHOLDERS APRIL 30, 1998         YORK, NEW YORK 10048

DEAR SHAREHOLDER:

The six-month period ended April 30, 1998, continued to be difficult and extremely volatile for the currency and equity markets of the Pacific Basin and for Dean Witter Pacific Growth Fund. Northeast Asia, which was largely unscathed during the financial turmoil in Southeast Asia last summer, came under severe pressure in late 1997 when the Taiwanese authorities permitted a small depreciation of their currency. This led to significant renewed attack on the U.S. dollar peg in Hong Kong, pushing equity prices there significantly lower. This decline was mirrored elsewhere in the region but was particularly acute in South Korea where the situation led to heavy selling of the South Korean won and a sharp decline in the South Korean stock market. In the end, South Korean authorities abandoned their defense of the currency and became the third country in the region, after Thailand and Indonesia, to seek formal financial assistance from the International Monetary Fund (IMF). On December 3, the IMF granted a record $57 billion rescue package to facilitate the rollover of South Korea's foreign debts and to restore confidence in the currency.

At the start of 1998, currencies and equity markets remained under significant pressure, as a result of renewed economic concern in Indonesia. The publication of the draft budget for 1998 to 1999, which was based on completely unrealistic assumptions, raised serious doubts among investors about Indonesia's commitment to the conditions of the IMF package. These concerns prompted capital to flow out of Indonesia, pushing the currency to record lows against the U.S. dollar and triggering a further round of depreciation in other regional currencies. The spectacular free fall of the Indonesian rupiah also led to the dramatic collapse of Peregrine, a Hong Kong investment bank, which had overextended itself with a loan to an Indonesian transportation company. The bankruptcy of Peregrine sent shockwaves through the region, further damaging the already fragile sentiment.

DEAN WITTER PACIFIC GROWTH FUND INC.
LETTER TO THE SHAREHOLDERS APRIL 30, 1998, CONTINUED

However, beginning in mid-January, regional markets and currencies rallied strongly following a series of positive developments. The most significant of these was the successful rollover of South Korea's short-term currency debts into longer maturities at better-than-expected interest rates. Then Indonesia negotiated a revised agreement with the IMF, which was based upon more realistic budget assumptions, and introduced a temporary voluntary suspension of repayments on foreign currency private sector debt. This effective moratorium removed some of the short-term downward pressure on the rupiah and moved the debt crisis on to the next stage of official rescheduling talks with the banks. In addition, in Thailand, significant progress toward financial restructuring was made while a new bankruptcy law was introduced to facilitate liquidations. Similar developments occurred across the region convincing investors that the authorities had finally moved beyond denial and that a more rational policy response to the crisis was beginning to emerge.

In the absence of additional foreign capital inflows, however, the strong equity rally in February quickly turned to profit taking beginning in mid-March. Indonesia once again emerged as the trouble spot despite confirmation of a third version of the reform package, which secured further financial aid from the IMF. Indeed, it was this latest reform package, which led to a removal of the subsidy on petrol and diesel prices that, in turn, sparked large student demonstrations and heavy looting. In May, President Suharto was forced to announce his resignation, ending a 32-year period of leadership. He has been succeeded by B.J. Habibie, the Vice President, who has promised early parliamentary elections and an acceleration of economic and political reform.

The Japanese market started 1998 strongly, with investors confident that the authorities in Tokyo may finally be coming to grips with the country's economic problems and that decisive action would be taken to reignite the economy. However, this optimism steadily dissipated amid renewed concerns over the health of the financial sector and in spite of the announcement of further spending measures by the government. The yen has remained under steady downward pressure and this, together with the lack of economic recovery, continues to undermine investment sentiment in the whole Pacific Basin.

PERFORMANCE AND PORTFOLIO STRATEGY

For the six months ended April 30, 1998, Dean Witter Pacific Growth Fund Class B shares posted a total return of -12.25 percent versus -9.34 percent for the MSCI Pacific Free Index, -12.90 percent for the MSCI All Country Far East Free Index excluding Japan and -9.11 percent for the Lipper Pacific Region Funds Average. For the same period, the Fund's Class A, C and D shares had

DEAN WITTER PACIFIC GROWTH FUND INC.
LETTER TO THE SHAREHOLDERS APRIL 30, 1998, CONTINUED

total returns of -11.93 percent, -12.11 percent and -11.79 percent, respectively. Performance of the Fund's four share classes varies because of differing expenses. The MSCI Pacific Free Index measures the performance of markets in the Pacific Rim and is dominated by the performance of Japanese equities because of the relative size of the Japanese market, which currently makes up more than 70 percent of the Index. It is important to note that the Fund's exposure to Japan is modest relative to this Index. The MSCI All Country Far East Free Index excluding Japan measures the performance of the smaller stock markets of the Pacific Basin, commonly referred to as the Tiger economies, and contains no exposure to the markets of Japan and Australia. The Lipper Pacific Region Funds Average tracks the performance of funds that invest in equity securities whose primary trading markets or operations are concentrated in the Pacific Basin or a single country within this region.

We continue to place heavy emphasis on well-managed companies with strong balance sheets and good earnings visibility (a number of utility companies and infrastructure providers fall into this category). The Fund also has a bias toward electronics stocks and other export-related / U.S. dollar-earning stocks. In addition, we have accumulated positions in some more cyclical industries, where significant value is beginning to emerge. For example, some Singapore and Hong Kong banks appear to have overdiscounted the prospects for rising non-performing loans, while some real-estate stocks in these two markets have fallen to levels that may more than reflect likely further falls in physical property prices.

We remain enthusiastic about the long-term prospects for Greater China, although that sub-region certainly has a number of significant challenges to confront. The Fund's exposure to Greater China, including Taiwan and direct China exposure is 10 percent. The Fund's largest single country position remains Hong Kong at 29 percent of net assets.

OUTLOOK

The outlook for the region remains challenging. South Korea, Thailand and Indonesia are all expected to record substantially negative GDP growth for 1998, while other countries in the region will see their economic growth forecast reduced significantly. Further downward revision remains possible given weak domestic consumption and lackluster export performance. Inflation will also escalate in countries such as Malaysia, Thailand, South Korea and Indonesia, whose currencies have substantially depreciated.

DEAN WITTER PACIFIC GROWTH FUND INC.
LETTER TO THE SHAREHOLDERS APRIL 30, 1998, CONTINUED

In China, growing concerns over the slowing domestic economy could put pressure on the Chinese authorities to devalue their currency (the renminbi) in order to maintain sufficient economic growth to keep unemployment under control. However, we believe that such a devaluation is unlikely since it would almost certainly lead to another wave of Asian currency turmoil and further increase the already significant trade surplus with the United States, thus jeopardizing their entry into the World Trade Organization. Moreover, a devaluation of the renminbi would renew speculation regarding the sustainability of the Hong Kong dollar peg, which China has interest in maintaining. We expect that China will use monetary and fiscal measures, rather than currency manipulation, to reaccelerate the economy, which should ultimately be positive for Hong Kong.

In addition, corporate profits across the region will come under significant pressure in 1998. Substantially negative earnings growth, exacerbated by foreign exchange translation losses, is now expected in a number of countries.

Nevertheless, some important steps have been taken that will be positive for the region going forward. For instance, we are encouraged by the successful recapitalization of two of the largest banks in Thailand, which represents the first step toward reinjecting liquidity into the economy. In Malaysia, the authorities have indicated that they are willing to consider allowing foreigners to take a majority stake in telecommunication companies, albeit perhaps only temporarily. The Malaysian government has also announced that they will soon be creating an Asset Management Company that will remove non-performing loans from the banking sector, allowing the banks to recommence profitable lending. The process of bank recapitalization is also a key focus of policy in Korea and CommerzeBank of Germany has recently negotiated a 25 percent stake in Korea Exchange Bank.

It is encouraging that, while equity markets have lost most of their early-1998 gains, regional currencies have so far largely retained much of their advances. This has been aided by significant improvements in the balance of trade flows and current accounts, right across the region. We continue to view currency stability as important to any sustainable rally in asset prices, since it will be the fall in interest rates, which currency stability will ultimately engender, that will eventually lead to a recovery. This stabilization has, so far, been possible despite the weakness of the Japanese yen and concerns about the Chinese renminbi. However, these issues remain a key focus for the markets and may yet undermine regional currencies. Additionally, the longer that interest rates remain high, the greater the economic damage. This may require some easing of policy, even at the expense of some currency weakness, if the economic pain becomes too severe.

DEAN WITTER PACIFIC GROWTH FUND INC.
LETTER TO THE SHAREHOLDERS APRIL 30, 1998, CONTINUED

The last six months proved to be another frustrating period for investors in the Pacific region and for shareholders of Dean Witter Pacific Growth Fund. The short-term outlook remains difficult and no immediate sharp recovery is likely. However, we strongly believe that, for long-term investors, the Pacific Basin presents significant opportunities and that the investment prospects for Dean Witter Pacific Growth Fund are sound.

We appreciate your ongoing support of Dean Witter Pacific Growth Fund and look forward to the opportunity to continue to serve your investment needs.

Sincerely,

        [SIGNATURE]
CHARLES A. FIUMEFREDDO
CHAIRMAN OF THE BOARD

                                    *  *  *

In May 1998, Dean Witter Pacific Growth Fund's sub-adviser, Morgan Grenfell Investment Services Limited, advised the Board of Directors of the Fund and InterCapital of its resignation as sub-adviser, effective at the close of business on October 31, 1998. On June 2, 1998, the Board of Directors unanimously recommended that a new sub-advisory agreement with Morgan Stanley Asset Management Inc. ("MSAM"), an affiliate of InterCapital, be submitted to shareholders for approval at a special meeting expected to be held in August 1998. A letter enclosing a prospectus supplement, which contains complete details, has been mailed to you.

DEAN WITTER PACIFIC GROWTH FUND INC.
PORTFOLIO OF INVESTMENTS APRIL 30, 1998 (UNAUDITED)

SHARES/PRINCIPAL
     AMOUNT                                                                                            VALUE
----------------------------------------------------------------------------------------------------------------
                  COMMON STOCKS, BONDS, RIGHTS
                  AND WARRANTS (94.0%)
                  AUSTRALIA (4.6%)
                  BANKING
      1,187,700   Westpac Banking Corp., Ltd......................................................  $  7,943,088
                                                                                                    ------------
                  COMMERCIAL SERVICES
        100,000   Mayne Nickless Ltd..............................................................       537,750
                                                                                                    ------------
                  FOOD, BEVERAGE, TOBACCO, & HOUSEHOLD PRODUCTS
      1,200,000   Foster's Brewing Group Ltd......................................................     2,602,395
      5,131,000   Goodman Fielder Ltd.............................................................     7,929,109
                                                                                                    ------------
                                                                                                      10,531,504
                                                                                                    ------------
                  MULTI-INDUSTRY
      1,050,000   Pacific Dunlop Ltd..............................................................     1,936,213
                                                                                                    ------------
                  OIL - EXPLORATION & PRODUCTION
      1,100,000   Oil Search Ltd..................................................................     2,414,097
                                                                                                    ------------
                  RETAIL STORES
        502,200   Coles Myer Ltd..................................................................     2,419,502
                                                                                                    ------------
                  TOTAL AUSTRALIA.................................................................    25,782,154
                                                                                                    ------------
                  CHINA (1.3%)
                  INVESTMENT COMPANIES
        100,000   Investment Co. of China* ***....................................................       494,000
                                                                                                    ------------
                  METALS & MINING
      6,000,000   Yanzhou Coal Mining Co. Ltd.*...................................................     1,568,146
                                                                                                    ------------
                  MISCELLANEOUS
      3,920,000   China Resources Beijing Land....................................................     2,074,342
                                                                                                    ------------
                  UTILITIES - ELECTRIC
      2,950,000   Huaneng Power International, Inc.*..............................................     1,656,234
      4,000,000   Zhejiang Southeast Electric Power Co., Ltd. (B Shares)..........................     1,376,000
                                                                                                    ------------
                                                                                                       3,032,234
                                                                                                    ------------

                  TOTAL CHINA.....................................................................     7,168,722
                                                                                                    ------------
                  HONG KONG (29.4%)
                  BANKING
        750,000   Dah Sing Financial Group........................................................     1,829,504
      1,575,838   Dao Heng Bank Group Ltd.........................................................     4,657,549
      1,150,000   Hang Seng Bank Ltd..............................................................     9,684,757
        244,400   HSBC Holdings PLC...............................................................     6,971,141
                                                                                                    ------------
                                                                                                      23,142,951
                                                                                                    ------------

SHARES/PRINCIPAL
     AMOUNT                                                                                            VALUE
----------------------------------------------------------------------------------------------------------------
                  CONGLOMERATES
      1,200,000   Citic Pacific Ltd...............................................................  $  3,686,113
      4,142,000   Hutchison Whampoa, Ltd..........................................................    25,606,840
        769,000   Swire Pacific Ltd. (Class A)....................................................     3,841,030
                                                                                                    ------------
                                                                                                      33,133,983
                                                                                                    ------------
                  ELECTRONIC & ELECTRICAL EQUIPMENT
      1,500,000   ASM Pacific Technology Ltd......................................................     1,161,590
      4,000,000   Elec & Eltek International Holdings Ltd.........................................     1,135,777
      1,125,000   Johnson Electric Holdings Ltd...................................................     3,811,468
                                                                                                    ------------
                                                                                                       6,108,835
                                                                                                    ------------
                  ENGINEERING & CONSTRUCTION
      1,381,000   Road King Infrastructure Ltd.*..................................................     1,283,325
                                                                                                    ------------
                  HOTELS/MOTELS
      1,036,000   CDL Hotels International, Ltd...................................................       317,566
                                                                                                    ------------
                  MISCELLANEOUS
        716,000   New World Infrastructure Ltd.*..................................................     1,538,642
                                                                                                    ------------
                  REAL ESTATE
      3,250,000   Cheung Kong (Holdings) Ltd......................................................    21,602,349
        700,000   China Resources Enterprise Ltd..................................................     1,201,600
      3,853,000   New World Development Co., Ltd..................................................    10,965,236
      2,600,000   Sun Hung Kai Properties Ltd.....................................................    15,436,242
      3,300,000   Wharf (Holdings) Ltd............................................................     5,281,363
                                                                                                    ------------
                                                                                                      54,486,790
                                                                                                    ------------
                  RETAIL - FOOD CHAINS
      2,250,000   Dairy Farm International Holdings Ltd...........................................     2,880,000
                                                                                                    ------------
                  TELECOMMUNICATIONS
      2,968,000   China Telecom Ltd.*.............................................................     5,631,079
      9,200,000   Hong Kong Telecommunications Ltd................................................    17,217,346
                                                                                                    ------------
                                                                                                      22,848,425
                                                                                                    ------------
                  UTILITIES
      2,375,000   CLP Holdings Ltd................................................................    11,402,943
      3,000,000   Hong Kong & China Gas Co., Ltd..................................................     4,084,925
      1,855,000   Hong Kong Electric Holdings Ltd.................................................     5,698,116
                                                                                                    ------------
                                                                                                      21,185,984
                                                                                                    ------------

                  TOTAL HONG KONG.................................................................   166,926,501
                                                                                                    ------------

                       SEE NOTES TO FINANCIAL STATEMENTS

DEAN WITTER PACIFIC GROWTH FUND INC.
PORTFOLIO OF INVESTMENTS APRIL 30, 1998 (UNAUDITED) CONTINUED

SHARES/PRINCIPAL
     AMOUNT                                                                                            VALUE
----------------------------------------------------------------------------------------------------------------
                  INDIA (1.6%)
                  ALUMINUM
         91,000   Hindalco Industries Ltd. (GDR)*.................................................  $  1,751,750
                                                                                                    ------------
                  BANKS
        162,000   State Bank of India (GDR)*......................................................     3,078,000
                                                                                                    ------------
                  TELECOMMUNICATIONS
        134,900   Mahanagar Telephone Nigam Ltd. (GDR)*...........................................     2,175,262
                                                                                                    ------------
                  TEXTILES
         85,000   Reliance Industries Ltd. (GDR)..................................................       775,625
                                                                                                    ------------
                  TOBACCO
         65,000   ITC Ltd. (GDR)..................................................................     1,495,000
                                                                                                    ------------
                  TOTAL INDIA.....................................................................     9,275,637
                                                                                                    ------------
                  INDONESIA (1.3%)
                  AUTO RELATED
     11,404,500   PT Astra International Inc......................................................     2,259,383
                                                                                                    ------------
                  BUILDING MATERIALS
         11,598   PT Mulia Industrindo*...........................................................           875
                                                                                                    ------------
                  FOREST PRODUCTS, PAPER & PACKING
        310,300   PT Pabrik Kertas Tjiwi Kimia (Warrants due 07/15/02)*...........................        38,095
                                                                                                    ------------
                  INVESTMENT COMPANIES
      2,500,000   Peregrine Indonesia Fund Ltd.**.................................................       422,000
                                                                                                    ------------
                  OIL & GAS EXPLORATION
        200,600   Gulf Indonesia Resources Ltd.*..................................................     3,084,225
                                                                                                    ------------
                  PLANTATION
            100   PT London Sumatra Indonesia.....................................................            25
                                                                                                    ------------
                  TELECOMMUNICATIONS
        231,200   PT Telekomunikasi Indonesia.....................................................     1,849,600
                                                                                                    ------------
                  TOTAL INDONESIA.................................................................     7,654,203
                                                                                                    ------------
                  JAPAN (18.6%)
                  APPAREL
         36,000   World Co., Ltd..................................................................       834,688
                                                                                                    ------------
                  AUTO TRUCKS & PARTS
         39,000   NGK Spark Plug Co., Ltd.........................................................       305,330
         54,000   Yasunaga Corp...................................................................       341,463
                                                                                                    ------------
                                                                                                         646,793
                                                                                                    ------------

SHARES/PRINCIPAL
     AMOUNT                                                                                            VALUE
----------------------------------------------------------------------------------------------------------------
                  AUTOMOTIVE
         75,000   Honda Motor Co..................................................................  $  2,710,027
         79,000   Toyota Motor Corp...............................................................     2,051,716
                                                                                                    ------------
                                                                                                       4,761,743
                                                                                                    ------------
                  BANKING
        184,000   Asahi Bank, Ltd.................................................................       706,414
        209,000   Bank of Tokyo-Mitsubishi Ltd....................................................     2,578,674
        167,000   Mitsui Trust & Banking Co., Ltd.................................................       360,802
        134,000   Sanwa Bank, Ltd.................................................................     1,180,217
        133,000   Sumitomo Bank...................................................................     1,251,506
        140,000   Sumitomo Trust & Banking........................................................       729,298
                                                                                                    ------------
                                                                                                       6,806,911
                                                                                                    ------------
                  BEVERAGES
         31,000   Itoen, Ltd......................................................................       903,117
                                                                                                    ------------
                  BUILDING & CONSTRUCTION
         51,000   Kaneshita Construction..........................................................       264,905
                                                                                                    ------------
                  BUILDING MATERIALS
         77,000   Ibiden Co., Ltd.................................................................     1,211,457
        238,000   Sanwa Shutter...................................................................     1,101,852
     Y   63,000 K Sanwa Shutter Corp. 0.90% due 03/31/06 (Conv.)..................................       424,458
                                                                                                    ------------
                                                                                                       2,737,767
                                                                                                    ------------
                  BUSINESS SERVICES
        158,000   Ricoh Co., Ltd..................................................................     1,630,669
         28,000   Secom Co........................................................................     1,644,083
                                                                                                    ------------
                                                                                                       3,274,752
                                                                                                    ------------
                  CHEMICALS
        605,000   Mitsubishi Chemical Corp........................................................     1,093,044
        356,000   Nippon Zeon Co., Ltd............................................................       830,774
         89,000   Shin-Etsu Chemical Co...........................................................     1,728,546
        155,000   Sumitomo Bakelite Co., Ltd......................................................     1,071,138
                                                                                                    ------------
                                                                                                       4,723,502
                                                                                                    ------------
                  CHEMICALS - SPECIALTY
         70,000   Sanyo Chemical Industries, Ltd..................................................       583,860
                                                                                                    ------------
                  COMMERCIAL SERVICES
         29,000   Nichii Gakkan Co................................................................       938,723
                                                                                                    ------------
                  COMPUTER SOFTWARE & SERVICES
         53,000   Hitachi Software Engineering Co., Ltd...........................................     1,452,273
         29,000   Meitec Corp.....................................................................       949,639
         14,000   Nintendo Co., Ltd...............................................................     1,279,434
             50   NTT Data Corp...................................................................     2,152,966
                                                                                                    ------------
                                                                                                       5,834,312
                                                                                                    ------------
                  COMPUTERS
          7,000   Nidec Corp......................................................................       374,134
                                                                                                    ------------

                       SEE NOTES TO FINANCIAL STATEMENTS

DEAN WITTER PACIFIC GROWTH FUND INC.
PORTFOLIO OF INVESTMENTS APRIL 30, 1998 (UNAUDITED) CONTINUED

SHARES/PRINCIPAL
     AMOUNT                                                                                            VALUE
----------------------------------------------------------------------------------------------------------------
                  ELECTRONIC & ELECTRICAL EQUIPMENT
         86,000   Aiwa Co., Ltd...................................................................  $  2,557,212
     Y   99,000 K Canon, Inc. 1.20% due 12/20/05 (Conv.)..........................................     1,559,824
     Y   49,000 K Canon, Inc. 1.30% due 12/19/08 (Conv.)..........................................       769,083
        151,000   Hitachi, Ltd....................................................................     1,078,734
         49,000   Mitsui High-Tec.................................................................     1,161,924
         29,600   Sony Corp.......................................................................     2,453,297
        116,000   Sumitomo Electric Industries....................................................     1,377,085
         14,000   TDK Corp........................................................................     1,102,379
                                                                                                    ------------
                                                                                                      12,059,538
                                                                                                    ------------
                  ELECTRONICS
         17,000   Rohm Co., Ltd...................................................................     1,911,924
                                                                                                    ------------
                  ELECTRONICS - SEMICONDUCTORS/COMPONENTS
         22,800   Shinko Electric Industries Co., Ltd.............................................       990,334
         39,000   Tokyo Seimitsu Co., Ltd.........................................................     1,142,051
                                                                                                    ------------
                                                                                                       2,132,385
                                                                                                    ------------
                  ENGINEERING & CONSTRUCTION
        312,000   Kajima Corp.....................................................................       904,246
                                                                                                    ------------
                  ENTERTAINMENT
         33,700   Sony Music Entertainment Inc....................................................     1,314,107
                                                                                                    ------------
                  FINANCIAL SERVICES
         14,740   Nichiei Co., Ltd. (Kyoto).......................................................     1,142,894
        132,000   Nomura Securities Co., Ltd......................................................     1,604,788
         19,500   Orix Corp.......................................................................     1,343,157
                                                                                                    ------------
                                                                                                       4,090,839
                                                                                                    ------------
                  FOOD, BEVERAGE, TOBACCO, & HOUSEHOLD PRODUCTS
        127,000   Nippon Meat Packers, Inc........................................................     1,720,867
                                                                                                    ------------
                  HAND TOOLS
         39,000   Disco Corp......................................................................     1,115,628
                                                                                                    ------------
                  HEALTH & PERSONAL CARE
         70,000   Sankyo Co., Ltd.................................................................     1,728,395
                                                                                                    ------------
                  INDUSTRIALS
     Y   26,000 K Nippon Densan Corp. 1.00% 09/30/03 (Conv.)......................................       369,332
                                                                                                    ------------
                  INSURANCE
        212,000   Tokio Marine & Fire Insurance Co................................................     2,298,103
                                                                                                    ------------
                  MACHINERY
        133,000   Daifuku Co., Ltd................................................................       523,630
         74,000   Fuji Machine Manufacturing Co., Ltd.............................................     2,105,691
         12,100   Keyence Corp....................................................................     1,623,171
         91,000   Kurita Water Industries Ltd.....................................................       998,095

SHARES/PRINCIPAL
     AMOUNT                                                                                            VALUE
----------------------------------------------------------------------------------------------------------------
         91,000   Minebea Co., Ltd................................................................  $  1,013,851
     Y   21,000 K Minebea Co., Ltd. 0.80% due 03/31/03 (Conv.)....................................       276,649
        165,000   OSG Corp........................................................................       968,835
         30,700   Shima Seiki Manufacturing, Ltd..................................................     1,028,418
                                                                                                    ------------
                                                                                                       8,538,340
                                                                                                    ------------
                  MANUFACTURING
         54,000   Nichiha Corp....................................................................       443,902
                                                                                                    ------------
                  MERCHANDISING
         38,800   Shimamura Co., Ltd..............................................................       958,025
                                                                                                    ------------
                  METALS & MINING
        786,000   Nippon Steel Co.................................................................     1,260,298
         39,000   Sumitomo Special Metals.........................................................       870,483
                                                                                                    ------------
                                                                                                       2,130,781
                                                                                                    ------------
                  METALS - NON-FERROUS
        200,000   Fujikura Ltd....................................................................     1,026,799
        384,000   Mitsui Mining & Smelting........................................................     1,589,883
                                                                                                    ------------
                                                                                                       2,616,682
                                                                                                    ------------
                  OFFICE EQUIPMENT
          5,900   Riso Kagaku.....................................................................       306,903
                                                                                                    ------------
                  PAPER PRODUCTS
        209,000   Tomoegawa Paper Co. Ltd.........................................................       621,462
                                                                                                    ------------
                  PHARMACEUTICALS
         61,000   Eisai Co., Ltd..................................................................       872,478
         88,000   Takeda Chemical Industries......................................................     2,504,065
                                                                                                    ------------
                                                                                                       3,376,543
                                                                                                    ------------
                  REAL ESTATE
         45,700   Chubu Sekiwa Real Estate, Ltd...................................................       216,734
         20,000   Heiwa Real Estate Co., Ltd......................................................       150,557
     Y  190,000 K Heiwa Real Estate Co., Ltd. 2.50% due 03/29/02 (Conv.)..........................       572,117
        105,000   Mitsubishi Estate Co., Ltd......................................................     1,011,743
        154,000   Mitsui Fudosan Co., Ltd.........................................................     1,400,422
                                                                                                    ------------
                                                                                                       3,351,573
                                                                                                    ------------
                  RETAIL
         19,700   Otsuka Kagu Ltd.................................................................       897,207
        156,000   Tokyo Style Co., Ltd............................................................     1,409,214
                                                                                                    ------------
                                                                                                       2,306,421
                                                                                                    ------------
                  RETAIL - DEPARTMENT STORES
        156,000   Hankyu Department Stores........................................................       967,660
                                                                                                    ------------
                  RETAIL - GENERAL MERCHANDISE
         24,500   Circle K Japan Co., Ltd.........................................................     1,005,157
         28,000   Seven-Eleven Japan Co., Ltd.....................................................     1,865,402
                                                                                                    ------------
                                                                                                       2,870,559
                                                                                                    ------------

                       SEE NOTES TO FINANCIAL STATEMENTS

DEAN WITTER PACIFIC GROWTH FUND INC.
PORTFOLIO OF INVESTMENTS APRIL 30, 1998 (UNAUDITED) CONTINUED

SHARES/PRINCIPAL
     AMOUNT                                                                                            VALUE
----------------------------------------------------------------------------------------------------------------
                  RETAIL - SPECIALTY
         23,000   Aderans Co., Ltd................................................................  $    541,930
                                                                                                    ------------
                  STEEL
        866,000   Sumitomo Metal Industries.......................................................     1,427,687
        123,000   Yamato Kogyo Co., Ltd...........................................................       912,963
                                                                                                    ------------
                                                                                                       2,340,650
                                                                                                    ------------
                  TELECOMMUNICATIONS
            315   DDI Corp........................................................................       794,377
            277   Nippon Telegraph & Telephone Corp...............................................     2,418,850
                                                                                                    ------------
                                                                                                       3,213,227
                                                                                                    ------------
                  TELECOMMUNICATIONS EQUIPMENT
        108,000   Nippon Comsys Corp..............................................................     1,263,415
                                                                                                    ------------
                  TEXTILES
        520,000   Mitsubishi Rayon Co., Ltd.......................................................     1,409,214
        384,000   Nitto Boseki Co., Ltd...........................................................       881,662
                                                                                                    ------------
                                                                                                       2,290,876
                                                                                                    ------------
                  TRANSPORTATION
        260,000   Tokyu Corp......................................................................     1,031,466
                                                                                                    ------------
                  UTILITIES - ELECTRIC
         69,000   Tokyo Electric Power Co.........................................................     1,316,734
                                                                                                    ------------
                  UTILITIES - GAS
        434,000   Tokyo Gas Co., Ltd..............................................................       976,859
                                                                                                    ------------
                  WHOLESALE & INTERNATIONAL TRADE
         76,000   Mitsui & Co.....................................................................       469,136
                                                                                                    ------------
                  WHOLESALE DISTRIBUTOR
         17,100   Fujimi, Inc.*...................................................................       683,537
         43,000   Misumi Corp.....................................................................       757,453
                                                                                                    ------------
                                                                                                       1,440,990
                                                                                                    ------------
                  TOTAL JAPAN.....................................................................   105,704,705
                                                                                                    ------------
                  MALAYSIA (8.1%)
                  AUTOMOTIVE
        450,000   Edaran Otomobil Nasional Berhad.................................................       773,154
      1,065,000   Oriental Holdings Berhad........................................................     2,230,067
                                                                                                    ------------
                                                                                                       3,003,221
                                                                                                    ------------
                  BANKING
      1,299,000   Commerce Asset-Holding Berhad...................................................       976,429
        950,000   Malayan Banking Berhad..........................................................     2,805,369
      3,000,399   Public Bank Berhad..............................................................     1,433,748
                                                                                                    ------------
                                                                                                       5,215,546
                                                                                                    ------------
                  BUILDING & CONSTRUCTION
        750,000   Gamuda Berhad...................................................................       849,664
      1,300,000   Lingkaran Trans Kota Holdings Berhad*...........................................     1,221,476

SHARES/PRINCIPAL
     AMOUNT                                                                                            VALUE
----------------------------------------------------------------------------------------------------------------
          1,750   Sungei Way Holdings Berhad (Warrants due 06/29/99)*.............................  $        106
                                                                                                    ------------
                                                                                                       2,071,246
                                                                                                    ------------
                  ELECTRONICS
        475,000   Malaysian Pacific Industries Berhad.............................................     1,364,430
                                                                                                    ------------
                  INSURANCE
      1,305,000   Malaysian Assurance Alliance Berhad.............................................     2,277,181
                                                                                                    ------------
                  LEISURE
      1,238,000   Berjaya Sports Toto Berhad......................................................     2,941,289
      4,161,000   Metroplex Berhad................................................................     1,150,558
      1,018,000   Resorts World Berhad............................................................     1,967,678
                                                                                                    ------------
                                                                                                       6,059,525
                                                                                                    ------------
                  MULTI-INDUSTRY
      1,250,000   Hong Leong Industries Berhad....................................................     1,328,859
                                                                                                    ------------
                  PLANTATION
      1,300,000   Highlands & Lowlands Berhad.....................................................     1,458,792
      3,894,000   IOI Corporated Berhad...........................................................     2,927,034
        750,000   Kuala Lumpur Kepong Berhad......................................................     1,741,611
                                                                                                    ------------
                                                                                                       6,127,437
                                                                                                    ------------
                  PUBLISHING
        752,000   Star Publications...............................................................     1,069,960
                                                                                                    ------------
                  TELECOMMUNICATIONS
      2,325,000   Telekom Malaysia Berhad.........................................................     6,990,604
                                                                                                    ------------
                  TOBACCO
        600,000   RJ Reynolds Berhad..............................................................       958,389
                                                                                                    ------------
                  UTILITIES
      2,875,000   Tenaga Nasional Berhad..........................................................     5,750,000
                                                                                                    ------------
                  UTILITIES - ELECTRIC
        853,000   Malakoff Berhad.................................................................     2,244,134
                                                                                                    ------------
                  WATER
      1,800,000   Puncak Niaga Holdings Berhad*...................................................     1,613,960
                                                                                                    ------------

                  TOTAL MALAYSIA..................................................................    46,074,492
                                                                                                    ------------

                  PHILIPPINES (2.0%)
                  BUILDING MATERIALS
         46,260   Bacnotan Consolidated Industries................................................        69,131
                                                                                                    ------------
                  CONGLOMERATES
      2,400,000   First Philippine Holdings Corp. (B Shares)......................................     1,763,387
                                                                                                    ------------

                       SEE NOTES TO FINANCIAL STATEMENTS

DEAN WITTER PACIFIC GROWTH FUND INC.
PORTFOLIO OF INVESTMENTS APRIL 30, 1998 (UNAUDITED) CONTINUED

SHARES/PRINCIPAL
     AMOUNT                                                                                            VALUE
----------------------------------------------------------------------------------------------------------------
                  REAL ESTATE
      5,288,400   Ayala Land, Inc. (B Shares).....................................................  $  2,074,528
                                                                                                    ------------
                  TELECOMMUNICATIONS
        184,800   Philippine Long Distance Telephone Co. (ADR)....................................     4,989,600
                                                                                                    ------------
                  UTILITIES
        892,963   Manila Electric Co. (B Shares)..................................................     2,535,437
                                                                                                    ------------

                  TOTAL PHILIPPINES...............................................................    11,432,083
                                                                                                    ------------

                  SINGAPORE (11.0%)
                  BANKING
        512,500   Development Bank of Singapore, Ltd..............................................     3,400,474
      1,256,200   Overseas Chinese Banking Corp., Ltd.............................................     6,628,291
      1,210,000   Overseas Union Bank, Ltd........................................................     4,587,678
      1,011,000   United Overseas Bank, Ltd.......................................................     4,791,469
                                                                                                    ------------
                                                                                                      19,407,912
                                                                                                    ------------
                  CONGLOMERATES
        765,750   Keppel Corp., Ltd.*.............................................................     2,061,356
      1,830,000   Natsteel Ltd....................................................................     2,405,308
        420,000   Sembawang Corp., Ltd............................................................       838,673
                                                                                                    ------------
                                                                                                       5,305,337
                                                                                                    ------------
                  ELECTRONIC & ELECTRICAL EQUIPMENT
        450,000   Elec & Eltek International Co., Ltd.............................................     2,610,000
      1,408,000   Venture Manufacturing Ltd.......................................................     5,115,956
                                                                                                    ------------
                                                                                                       7,725,956
                                                                                                    ------------
                  ELECTRONICS
        300,000   GP Batteries International Ltd..................................................       830,332
                                                                                                    ------------
                  ENGINEERING
      3,371,243   Singapore Technologies Engineering Ltd.*........................................     2,897,245
                                                                                                    ------------
                  PUBLISHING
        413,424   Singapore Press Holdings Ltd....................................................     4,571,829
                                                                                                    ------------
                  REAL ESTATE
        950,400   City Developments, Ltd..........................................................     4,113,896
      1,277,000   DBS Land Ltd....................................................................     1,928,613
      1,000,000   Keppel Land Ltd.................................................................     1,187,994
                                                                                                    ------------
                                                                                                       7,230,503
                                                                                                    ------------
                  SHIPBUILDING
        390,000   Jurong Shipyard Ltd.............................................................     1,946,919
        560,000   Keppel Fels Ltd.................................................................     1,649,036
                                                                                                    ------------
                                                                                                       3,595,955
                                                                                                    ------------

SHARES/PRINCIPAL
     AMOUNT                                                                                            VALUE
----------------------------------------------------------------------------------------------------------------
                  TRANSPORTATION
      1,175,000   Singapore Airlines Ltd..........................................................  $  7,647,709
                                                                                                    ------------
                  UTILITIES - TELECOMMUNICATIONS
      1,680,000   Singapore Telecommunications, Ltd...............................................     2,887,583
                                                                                                    ------------

                  TOTAL SINGAPORE.................................................................    62,100,361
                                                                                                    ------------

                  SOUTH KOREA (4.1%)
                  COMMUNICATIONS - EQUIPMENT/MANUFACTURERS
              1   LG Information & Communication Ltd..............................................            30
                                                                                                    ------------
                  ELECTRONIC & ELECTRICAL EQUIPMENT
         50,000   Samsung Display Devices Co......................................................     2,490,637
          9,769   Samsung Display Devices Co. (Rights)............................................       169,768
        131,118   Samsung Electronics Co..........................................................     7,267,964
         10,431   Samsung Electronics Co. (GDR) (Rights)..........................................       201,588
                                                                                                    ------------
                                                                                                      10,129,957
                                                                                                    ------------
                  INVESTMENT COMPANIES
        234,000   Atlantis Korean Smaller Companies*..............................................     1,200,420
         65,000   Clemente Korea Emerging Growth Fund*............................................       220,350
                                                                                                    ------------
                                                                                                       1,420,770
                                                                                                    ------------
                  SHIPBUILDING
        360,000   Daewoo Heavy Industries.........................................................     1,782,472
                                                                                                    ------------
                  STEEL & IRON
        133,685   Pohang Iron & Steel Co., Ltd....................................................     7,239,218
                                                                                                    ------------
                  UTILITIES
        207,000   Korea Electric Power Corp.......................................................     2,822,023
                                                                                                    ------------

                  TOTAL SOUTH KOREA...............................................................    23,394,470
                                                                                                    ------------

                  TAIWAN (8.7%)
                  BANKS
        705,000   China Development Corp..........................................................     1,913,785
        846,400   China Trust Commercial Bank*....................................................       993,499
        372,960   International Commercial Bank of China..........................................       542,981
        737,880   United World Chinese Commercial Bank*...........................................     1,018,306
                                                                                                    ------------
                                                                                                       4,468,571
                                                                                                    ------------

                       SEE NOTES TO FINANCIAL STATEMENTS

DEAN WITTER PACIFIC GROWTH FUND INC.
PORTFOLIO OF INVESTMENTS APRIL 30, 1998 (UNAUDITED) CONTINUED

SHARES/PRINCIPAL
     AMOUNT                                                                                            VALUE
----------------------------------------------------------------------------------------------------------------
                  BUILDING & CONSTRUCTION
        802,420   Cathay Construction Corp........................................................  $    744,739
                                                                                                    ------------
                  BUILDING MATERIALS
        307,590   Asia Cement Corp. (GDR).........................................................     3,268,144
                                                                                                    ------------
                  CHEMICALS
         56,000   Formosa Chemical & Fibre Corp...................................................        57,749
      1,013,700   Formosa Plastic Corp............................................................     1,737,156
$         2,925 K Nan Ya Plastics Corp. 1.75% due 07/09/01 (Conv.)................................     3,393,000
                                                                                                    ------------
                                                                                                       5,187,905
                                                                                                    ------------
                  COMPUTERS
         52,750   Acer Inc.*......................................................................        87,997
        183,000   Acer Inc. (GDR)*................................................................     1,619,550
$         1,900 K Acer Peripherals Inc. 1.25% due 11/27/06 (Conv.)................................     2,147,000
$         2,100 K Compal Electronics 1.00% due 11/21/03 (Conv.)...................................     4,515,000
        780,000   Microtek International, Inc.*...................................................     1,111,920
$         1,000 K Yageo Corp. 1.25% due 07/24/03 (Conv.)..........................................     1,620,000
                                                                                                    ------------
                                                                                                      11,101,467
                                                                                                    ------------
                  ELECTRONICS - SEMICONDUCTORS/COMPONENTS
        541,800   Siliconware Precision Industries Co.*...........................................     1,314,650
$           230 K Siliconware Precision Industries Co. 0.50% due 07/21/04 (Conv.).................       232,300
      1,212,500   Taiwan Semiconductor Manufacturing Co.*.........................................     5,240,560
         40,000   Taiwan Semiconductor Manufacturing Co. Ltd. (ADR)*..............................       970,000
$         1,800 K United Microelectronics Corp. - 144A ** 0.25% due 05/16/04 (Conv.)..............     1,998,000
                                                                                                    ------------
                                                                                                       9,755,510
                                                                                                    ------------
                  INVESTMENT COMPANIES
            600   Taipei Fund*....................................................................     6,079,200
                                                                                                    ------------
                  LIFE INSURANCE
        842,350   Cathay Life Insurance Co., Ltd..................................................     3,372,466
                                                                                                    ------------
                  MANUFACTURING
      1,032,000   President Enterprises Corp.*....................................................     1,083,021
                                                                                                    ------------

SHARES/PRINCIPAL
     AMOUNT                                                                                            VALUE
----------------------------------------------------------------------------------------------------------------
                  STEEL & IRON
      2,802,800   China Steel Corp................................................................  $  1,768,221
         69,300   China Steel Corp. (GDS).........................................................       874,912
                                                                                                    ------------
                                                                                                       2,643,133
                                                                                                    ------------
                  TRANSPORTATION
$         2,000 K U-Ming Marine Transport 1.50% due 02/07/01 (Conv.)..............................     1,720,000
                                                                                                    ------------

                  TOTAL TAIWAN....................................................................    49,424,156
                                                                                                    ------------

                  THAILAND (3.3%)
                  BANKING
      1,226,100   Bangkok Bank PCL................................................................     3,097,180
      1,755,000   Thai Farmers Bank PCL...........................................................     4,044,727
                                                                                                    ------------
                                                                                                       7,141,907
                                                                                                    ------------
                  OIL RELATED
          8,400   PTT Exploration & Production PCL................................................        89,250
                                                                                                    ------------
                  TELECOMMUNICATIONS
        460,000   Advanced Info Service PCL.......................................................     3,114,583
                                                                                                    ------------
                  TELEVISION
        410,000   BEC World PCL...................................................................     2,178,125
                                                                                                    ------------
                  TRANSPORTATION
      3,814,000   Bangkok Expressway PCL*.........................................................     3,029,349
        312,000   Regional Container Line Co., Ltd................................................       365,625
                                                                                                    ------------
                                                                                                       3,394,974
                                                                                                    ------------
                  UTILITIES - ELECTRIC
      2,200,000   Cogeneration PCL*...............................................................     1,317,708
        800,200   Electricity Generating PCL*.....................................................     1,562,890
                                                                                                    ------------
                                                                                                       2,880,598
                                                                                                    ------------

                  TOTAL THAILAND..................................................................    18,799,437
                                                                                                    ------------

                  TOTAL COMMON STOCKS, BONDS, RIGHTS AND WARRANTS
                  (IDENTIFIED COST $639,845,023)..................................................   533,736,921
                                                                                                    ------------

    CURRENCY
   AMOUNT IN
   THOUSANDS
----------------
                  PURCHASED PUT OPTION ON FOREIGN CURRENCY (0.6%)
    Y 6,964,310   August 11, 1998/Yen 123.70 (IDENTIFIED COST $1,522,915).........................     3,349,850
                                                                                                    ------------

                       SEE NOTES TO FINANCIAL STATEMENTS

DEAN WITTER PACIFIC GROWTH FUND INC.
PORTFOLIO OF INVESTMENTS APRIL 30, 1998 (UNAUDITED) CONTINUED

   PRINCIPAL
   AMOUNT IN
   THOUSANDS                                                                                           VALUE
----------------------------------------------------------------------------------------------------------------
                  SHORT-TERM INVESTMENTS (a) (3.6%)
                  COMMERCIAL PAPER
                  FINANCE - DIVERSIFIED
$           350   General Electric Capital Corp. 5.56% due 05/18/98...............................  $    349,089
                                                                                                    ------------
                  U.S. GOVERNMENT AGENCY
         20,000   Federal Home Loan Mortgage Corp. 5.43% due 05/01/98.............................    20,000,000
                                                                                                    ------------

                  TOTAL SHORT-TERM INVESTMENTS
                  (AMORTIZED COST $20,349,089)....................................................    20,349,089
                                                                                                    ------------

TOTAL INVESTMENTS
(IDENTIFIED COST $661,717,027)(B).........................................................   98.2 %   557,435,860

CASH AND OTHER ASSETS IN EXCESS OF LIABILITIES............................................    1.8      10,062,927
                                                                                            ------  -------------

NET ASSETS................................................................................  100.0 % $ 567,498,787
                                                                                            ------  -------------
                                                                                            ------  -------------

---------------------

ADR  American Depository Receipt.
GDR  Global Depository Receipt.
GDS  Global Depository Shares.
 K   In thousands.
 *   Non-income producing security.
**   Resale is restricted to qualified institutional investors.
*** Partially paid shares. Resale is restricted to qualified institutional investors.
(a) Securities were purchased on a discount basis. The interest rates shown have been adjusted to reflect a money market equivalent yield.
(b) The aggregate cost for federal income tax purposes approximates identified cost. The aggregate gross unrealized appreciation is $29,948,082 and the aggregate gross unrealized depreciation is $134,229,249, resulting in net unrealized depreciation of $104,281,167.

FORWARD FOREIGN CURRENCY CONTRACTS OPEN AT APRIL 30, 1998

                                        UNREALIZED
CONTRACTS TO       IN       DELIVERY  APPRECIATION/
  DELIVER     EXCHANGE FOR    DATE    (DEPRECIATION)
----------------------------------------------------
SGD   448,455 $    281,428  05/04/98     ($1,956)
HKD 1,435,586 $    185,309  05/04/98         24
MYR 1,130,645 $    299,509  05/05/98     (4,020)
$    1,452,883 Y 192,216,370 05/06/98    (5,906)
SGD 8,806,250 $  4,591,012  07/13/98   (963,510)
                                      --------------
      Net unrealized depreciation...   (97$5,368)
                                      --------------
                                      --------------

CURRENCY ABBREVIATIONS:

HKD        Hong Kong Dollar
Y          Japanese Yen
MYR        Malaysian Ringgit
SGD        Singapore Dollar

                       SEE NOTES TO FINANCIAL STATEMENTS

DEAN WITTER PACIFIC GROWTH FUND INC.
SUMMARY OF INVESTMENTS APRIL 30, 1998 (UNAUDITED)

                                                                                                  PERCENT OF
INDUSTRY                                                                               VALUE      NET ASSETS
------------------------------------------------------------------------------------------------------------
Aluminum..........................................................................  $  1,751,750       0.3  %
Apparel...........................................................................       834,688       0.1
Auto Related......................................................................     2,259,382       0.4
Auto Trucks & Parts...............................................................       646,793       0.1
Automotive........................................................................     7,764,964       1.4
Banking...........................................................................    69,658,316      12.3
Banks.............................................................................     7,546,571       1.3
Beverages.........................................................................       903,117       0.2
Building & Construction...........................................................     3,080,890       0.5
Building Materials................................................................     6,075,917       1.1
Business Services.................................................................     3,274,752       0.6
Chemicals.........................................................................     9,911,407       1.7
Chemicals - Specialty.............................................................       583,860       0.1
Commercial Services...............................................................     1,476,473       0.3
Communications - Equipment/Manufacturers..........................................            30       0.0
Computer Software & Services......................................................     5,834,312       1.0
Computers.........................................................................    11,475,601       2.0
Conglomerates.....................................................................    40,202,706       7.1
Currency Options..................................................................     3,349,850       0.6
Electronic & Electrical Equipment.................................................    36,024,285       6.3
Electronics.......................................................................     4,106,686       0.7
Electronics - Semiconductors/Components...........................................    11,887,895       2.1
Engineering.......................................................................     2,897,245       0.5
Engineering & Construction........................................................     2,187,571       0.4
Entertainment.....................................................................     1,314,107       0.2
Finance - Diversified.............................................................       349,089       0.1
Financial Services................................................................     4,090,839       0.7
Food, Beverage, Tobacco, & Household Products.....................................    12,252,371       2.2
Forest Products, Paper & Packing..................................................        38,095       0.0
Hand Tools........................................................................     1,115,628       0.2
Health & Personal Care............................................................     1,728,395       0.3
Hotels/Motels.....................................................................       317,566       0.1
Industrials.......................................................................       369,332       0.1
Insurance.........................................................................     4,575,284       0.8
Investment Companies..............................................................     8,415,970       1.5
Leisure...........................................................................     6,059,525       1.1
Life Insurance....................................................................     3,372,466       0.6
Machinery.........................................................................     8,538,340       1.5
Manufacturing.....................................................................     1,526,923       0.3
Merchandising.....................................................................       958,025       0.2
Metals & Mining...................................................................     3,698,928       0.7
Metals - Non-Ferrous..............................................................     2,616,682       0.5

                                                                                                  PERCENT OF
INDUSTRY                                                                               VALUE      NET ASSETS
------------------------------------------------------------------------------------------------------------
Miscellaneous.....................................................................  $  3,612,984       0.6  %
Multi-Industry....................................................................     3,265,072       0.6
Office Equipment..................................................................       306,903       0.1
Oil & Gas Exploration.............................................................     3,084,225       0.5
Oil - Exploration & Production....................................................     2,414,097       0.4
Oil Related.......................................................................        89,250       0.0
Paper Products....................................................................       621,462       0.1
Pharmaceuticals...................................................................     3,376,543       0.6
Plantation........................................................................     6,127,462       1.1
Publishing........................................................................     5,641,789       1.0
Real Estate.......................................................................    67,143,394      11.8
Retail............................................................................     2,306,421       0.4
Retail - Department Stores........................................................       967,660       0.2
Retail - Food Chains..............................................................     2,880,000       0.5
Retail - General Merchandise......................................................     2,870,559       0.5
Retail - Specialty................................................................       541,930       0.1
Retail Stores.....................................................................     2,419,502       0.4
Shipbuilding......................................................................     5,378,427       0.9
Steel.............................................................................     2,340,650       0.4
Steel & Iron......................................................................     9,882,351       1.7
Telecommunications................................................................    45,181,302       8.0
Telecommunications Equipment......................................................     1,263,415       0.2
Television........................................................................     2,178,125       0.4
Textiles..........................................................................     3,066,501       0.5
Tobacco...........................................................................     2,453,389       0.4
Transportation....................................................................    13,794,149       2.4
U.S. Government Agency............................................................    20,000,000       3.5
Utilities.........................................................................    32,293,444       5.7
Utilities - Electric..............................................................     9,473,700       1.7
Utilities - Gas...................................................................       976,859       0.2
Utilities - Telecommunications....................................................     2,887,583       0.5
Water.............................................................................     1,613,960       0.3
Wholesale & International Trade...................................................       469,136       0.1
Wholesale Distributor.............................................................     1,440,990       0.3
                                                                                    ------------       ---
                                                                                    $557,435,860      98.2  %
                                                                                    ------------       ---
                                                                                    ------------       ---

                                                                                                  PERCENT OF
TYPE OF INVESTMENT                                                                     VALUE      NET ASSETS
------------------------------------------------------------------------------------------------------------
Common Stocks.....................................................................  $513,730,600      90.5  %
Convertible Bonds.................................................................    19,596,763       3.4
Foreign Currency Put Options......................................................     3,349,850       0.6
Rights & Warrants.................................................................       409,557       0.1
Short-Term Investments............................................................    20,349,090       3.6
                                                                                    ------------       ---
                                                                                    $557,435,860      98.2  %
                                                                                    ------------       ---
                                                                                    ------------       ---

                       SEE NOTES TO FINANCIAL STATEMENTS

DEAN WITTER PACIFIC GROWTH FUND INC.
FINANCIAL STATEMENTS

STATEMENT OF ASSETS AND LIABILITIES
APRIL 30, 1998 (UNAUDITED)

ASSETS:
Investments in securities, at value
  (identified cost $661,717,027).............................................................  $ 557,435,860
Cash.........................................................................................      2,638,171
Receivable for:
    Investments sold.........................................................................      7,954,856
    Capital stock sold.......................................................................      5,220,768
    Dividends................................................................................      1,264,905
Prepaid expenses and other assets............................................................        190,000
                                                                                               -------------
     TOTAL ASSETS............................................................................    574,704,560
                                                                                               -------------
LIABILITIES:
Unrealized depreciation on open forward foreign currency contracts...........................        975,368
Payable for:
    Investments purchased....................................................................      1,681,860
    Compensated forward foreign currency contracts...........................................      1,500,543
    Capital stock repurchased................................................................        788,849
    Investment management fee................................................................        479,403
    Plan of distribution fee.................................................................        476,465
Accrued expenses and other payables..........................................................      1,303,285
                                                                                               -------------
     TOTAL LIABILITIES.......................................................................      7,205,773
                                                                                               -------------
     NET ASSETS..............................................................................  $ 567,498,787
                                                                                               -------------
                                                                                               -------------
COMPOSITION OF NET ASSETS:
Paid-in-capital..............................................................................  $ 993,129,825
Net unrealized depreciation..................................................................   (105,257,909)
Dividends in excess of net investment income.................................................    (14,915,526)
Accumulated net realized loss................................................................   (305,457,603)
                                                                                               -------------
     NET ASSETS..............................................................................  $ 567,498,787
                                                                                               -------------
                                                                                               -------------
CLASS A SHARES:
Net Assets...................................................................................     $2,651,013
Shares Outstanding (500,000,000
  AUTHORIZED, $.01 PAR VALUE)................................................................        239,467
     NET ASSET VALUE PER SHARE...............................................................         $11.07
                                                                                               -------------
                                                                                               -------------
     MAXIMUM OFFERING PRICE PER SHARE
       (NET ASSET VALUE PLUS 5.54% OF
      NET ASSET VALUE).......................................................................         $11.68
                                                                                               -------------
                                                                                               -------------
CLASS B SHARES:
Net Assets...................................................................................  $ 562,030,970
Shares Outstanding (500,000,000 AUTHORIZED, $.01 PAR VALUE)..................................     50,758,692
     NET ASSET VALUE PER SHARE...............................................................         $11.07
                                                                                               -------------
                                                                                               -------------
CLASS C SHARES:
Net Assets...................................................................................     $1,299,562
Shares Outstanding (500,000,000 AUTHORIZED, $.01 PAR VALUE)..................................        117,631
     NET ASSET VALUE PER SHARE...............................................................         $11.05
                                                                                               -------------
                                                                                               -------------
CLASS D SHARES:
Net Assets...................................................................................     $1,517,242
Shares Outstanding (500,000,000 AUTHORIZED, $.01 PAR VALUE)..................................        136,975
     NET ASSET VALUE PER SHARE...............................................................         $11.08
                                                                                               -------------
                                                                                               -------------

                       SEE NOTES TO FINANCIAL STATEMENTS

DEAN WITTER PACIFIC GROWTH FUND INC.
FINANCIAL STATEMENTS, CONTINUED

STATEMENT OF OPERATIONS
FOR THE SIX MONTHS ENDED APRIL 30, 1998 (UNAUDITED)

NET INVESTMENT INCOME:

INCOME
Dividends (net of $230,066 foreign withholding tax)...........................................  $  7,208,017
Interest (net of $862 foreign withholding tax)................................................       881,833
                                                                                                ------------
     TOTAL INCOME.............................................................................     8,089,850
                                                                                                ------------
EXPENSES
Investment management fee.....................................................................     3,110,945
Plan of distribution fee (Class A shares).....................................................         1,942
Plan of distribution fee (Class B shares).....................................................     3,092,601
Plan of distribution fee (Class C shares).....................................................         5,399
Transfer agent fees and expenses..............................................................     1,321,600
Custodian fees................................................................................     1,008,909
Shareholder reports and notices...............................................................       116,183
Registration fees.............................................................................        81,230
Professional fees.............................................................................        38,653
Directors' fees and expenses..................................................................         7,592
Other.........................................................................................        18,182
                                                                                                ------------
     TOTAL EXPENSES...........................................................................     8,803,236
                                                                                                ------------
     NET INVESTMENT LOSS......................................................................      (713,386)
                                                                                                ------------
NET REALIZED AND UNREALIZED GAIN (LOSS):
Net realized loss on:
    Investments...............................................................................  (173,720,457)
    Foreign exchange transactions.............................................................    (4,918,811)
                                                                                                ------------
     NET LOSS.................................................................................  (178,639,268)
                                                                                                ------------
Net change in unrealized appreciation/depreciation on:
    Investments...............................................................................    97,955,412
    Translation of forward foreign currency contracts and other assets and liabilities
      denominated in foreign currencies.......................................................      (541,038)
                                                                                                ------------
     NET APPRECIATION.........................................................................    97,414,374
                                                                                                ------------
     NET LOSS.................................................................................   (81,224,894)
                                                                                                ------------
NET DECREASE..................................................................................  $(81,938,280)
                                                                                                ------------
                                                                                                ------------

                       SEE NOTES TO FINANCIAL STATEMENTS

DEAN WITTER PACIFIC GROWTH FUND INC.
FINANCIAL STATEMENTS, CONTINUED

STATEMENT OF CHANGES IN NET ASSETS

                                                                         FOR THE SIX
                                                                        MONTHS ENDED       FOR THE YEAR
                                                                          APRIL 30,            ENDED
                                                                            1998         OCTOBER 31, 1997*
------------------------------------------------------------------------------------------------------------

                                                                         (UNAUDITED)

INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net investment income (loss)..........................................  $    (713,386) $             386,894
Net realized loss.....................................................   (178,639,268)           (81,003,250)
Net change in unrealized appreciation/depreciation....................     97,414,374           (280,824,717)
                                                                        -------------  ---------------------

     NET DECREASE.....................................................    (81,938,280)          (361,441,073)
                                                                        -------------  ---------------------

DIVIDENDS TO SHAREHOLDERS FROM NET INVESTMENT INCOME
Class A shares........................................................        (18,402)          --
Class B shares........................................................    (10,272,862)           (25,258,274)
Class C shares........................................................        (13,025)          --
Class D shares........................................................        (17,045)          --
                                                                        -------------  ---------------------

     TOTAL DIVIDENDS..................................................    (10,321,334)           (25,258,274)
                                                                        -------------  ---------------------
Net decrease from capital stock transactions..........................    (85,933,169)          (492,076,963)
                                                                        -------------  ---------------------

     NET DECREASE.....................................................   (178,192,783)          (878,776,310)

NET ASSETS:
Beginning of period...................................................    745,691,570          1,624,467,880
                                                                        -------------  ---------------------

     END OF PERIOD
    (INCLUDING DIVIDENDS IN EXCESS OF NET INVESTMENT INCOME OF
    $14,915,526 AND $3,880,806, RESPECTIVELY).........................  $ 567,498,787  $         745,691,570
                                                                        -------------  ---------------------
                                                                        -------------  ---------------------

---------------------

 *   Class A, Class C and Class D shares were issued July 28, 1997.

                       SEE NOTES TO FINANCIAL STATEMENTS

DEAN WITTER PACIFIC GROWTH FUND INC.
NOTES TO FINANCIAL STATEMENTS APRIL 30, 1998 (UNAUDITED)

1. ORGANIZATION AND ACCOUNTING POLICIES

Dean Witter Pacific Growth Fund Inc. (the "Fund") is registered under the Investment Company Act of 1940, as amended (the "Act"), as a diversified, open-end management investment company. The Fund's investment objective is to maximize capital appreciation of its investments. The Fund was incorporated in Maryland on June 13, 1990 and commenced operations on November 30, 1990. On July 28, 1997, the Fund commenced offering three additional classes of shares, with the then current shares designated as Class B shares.

The Fund offers Class A shares, Class B shares, Class C shares and Class D shares. The four classes are substantially the same except that most Class A shares are subject to a sales charge imposed at the time of purchase, some Class A shares, and most Class B shares and Class C shares are subject to a contingent deferred sales charge imposed on shares redeemed within one year, six years and one year, respectively. Class D shares are not subject to a sales charge. Additionally, Class A shares, Class B shares and Class C shares incur distribution expenses.

The preparation of financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect reported amounts and disclosures. Actual results could differ from those estimates.

The following is a summary of significant accounting policies:

A. VALUATION OF INVESTMENTS -- (1) an equity security listed or traded on the New York, American or other domestic or foreign stock exchange is valued at its latest sale price on that exchange prior to the time when assets are valued; if there were no sales that day, the security is valued at the latest bid price (in cases where securities are traded on more than one exchange, the securities are valued on the exchange designated as the primary market pursuant to procedures adopted by the Directors); (2) listed options are valued at the latest sale price on the exchange on which they are listed unless no sales of such options have taken place that day, in which case they are valued at the mean between their latest bid and asked price; (3) all other portfolio securities for which over-the-counter market quotations are readily available are valued at the latest available bid price prior to the time of valuation; (4) when market quotations are not readily available, including circumstances under which it is determined by Dean Witter InterCapital Inc. (the "Investment Manager") or Morgan Grenfell Investment Services Limited (the "Sub-Adviser") that sale and bid prices are not reflective of a security's market value, portfolio securities are valued at their fair value as determined in good faith under procedures established by and under the general supervision of the Directors (valuation of

DEAN WITTER PACIFIC GROWTH FUND INC.
NOTES TO FINANCIAL STATEMENTS APRIL 30, 1998 (UNAUDITED) CONTINUED

debt securities for which market quotations are not readily available may be based upon current market prices of securities which are comparable in coupon, rating and maturity or an appropriate matrix utilizing similar factors); and (5) short-term debt securities having a maturity date of more than sixty days at the time of purchase are valued on a mark-to-market basis until sixty days prior to maturity and thereafter at amortized cost based on their value on the 61st day. Short-term debt securities having a maturity date of sixty days or less at the time of purchase are valued at amortized cost.

B. ACCOUNTING FOR INVESTMENTS -- Security transactions are accounted for on the trade date (date the order to buy or sell is executed). Realized gains and losses on security transactions are determined by the identified cost method. Dividend income and other distributions are recorded on the ex-dividend date except for certain dividends from foreign securities which are recorded as soon as the Fund is informed after the ex-dividend date. Discounts are accreted over the life of the respective securities. Interest income is accrued daily.

C. MULTIPLE CLASS ALLOCATIONS -- Investment income, expenses (other than distribution fees), and realized and unrealized gains and losses are allocated to each class of shares based upon the relative net asset value on the date such items are recognized. Distribution fees are charged directly to the respective class.

D. OPTION ACCOUNTING PRINCIPLES -- When the Fund writes a call option, an amount equal to the premium received is included in the Fund's Statement of Assets and Liabilities as a liability which is subsequently marked-to-market to reflect the current market value of the option written. If a written option either expires or the Fund enters into a closing purchase transaction, the Fund realizes a gain or loss without regard to any unrealized gain or loss on the underlying security or currency and the liability related to such option is extinguished. If a written call option is exercised, the Fund realizes a gain or loss from the sale of the underlying security or currency and the proceeds from such sale are increased by the premium originally received.

When the Fund purchases a call or put option, the premium paid is recorded as an investment which is subsequently marked-to-market to reflect the current market value. If a purchased option expires, the Fund will realize a loss to the extent of the premium paid. If the Fund enters into a closing sale transaction, a gain or loss is realized for the difference between the proceeds from the sale and the

DEAN WITTER PACIFIC GROWTH FUND INC.
NOTES TO FINANCIAL STATEMENTS APRIL 30, 1998 (UNAUDITED) CONTINUED

cost of the option. If a put option is exercised, the cost of the security or currency sold upon exercise will be increased by the premium originally paid. If a call option is exercised, the cost of the security purchased upon exercise will be increased by the premium originally paid.

E. FOREIGN CURRENCY TRANSLATION -- The books and records of the Fund are maintained in U.S. dollars as follows: (1) the foreign currency market value of investment securities, other assets and liabilities and forward foreign currency contracts are translated at the exchange rates prevailing at the end of the period; and (2) purchases, sales, income and expenses are translated at the exchange rates prevailing on the respective dates of such transactions. The resultant exchange gains and losses are included in the Statement of Operations as realized and unrealized gain/loss on foreign exchange transactions. Pursuant to U.S. Federal income tax regulations, certain foreign exchange gains/losses included in realized and unrealized gain/loss are included in or are a reduction of ordinary income for federal income tax purposes. The Fund does not isolate that portion of the results of operations arising as a result of changes in the foreign exchange rates from the changes in the market prices of the securities.

F. FORWARD FOREIGN CURRENCY CONTRACTS -- The Fund may enter into forward foreign currency contracts which are valued daily at the appropriate exchange rates. The resultant unrealized exchange gains and losses are included in the Statement of Operations as unrealized gain/loss on foreign exchange transactions. The Fund records realized gains or losses on delivery of the currency or at the time the forward contract is extinguished (compensated) by entering into a closing transaction prior to delivery.

G. FEDERAL INCOME TAX STATUS -- It is the Fund's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable income to its shareholders. Accordingly, no federal income tax provision is required.

H. DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS -- The Fund records dividends and distributions to its shareholders on the record date. The amount of dividends and distributions from net investment income and net realized capital gains are determined in accordance with federal income tax regulations which may differ from generally accepted accounting principles. These "book/tax" differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the capital accounts based on their federal tax-basis treatment; temporary differences do not require reclassification. Dividends and distributions which exceed net investment income and net realized capital gains for financial

DEAN WITTER PACIFIC GROWTH FUND INC.
NOTES TO FINANCIAL STATEMENTS APRIL 30, 1998 (UNAUDITED) CONTINUED

reporting purposes but not for tax purposes are reported as dividends in excess of net investment income or distributions in excess of net realized capital gains. To the extent they exceed net investment income and net realized capital gains for tax purposes, they are reported as distributions of paid-in-capital.

2. INVESTMENT MANAGEMENT AND SUB-ADVISORY AGREEMENTS

Pursuant to an Investment Management Agreement, the Fund pays the Investment Manager a management fee, accrued daily and payable monthly, by applying the following annual rates to the net assets of the Fund determined as of the close of each business day: 1.0% to the portion of daily net assets not exceeding $1 billion; 0.95% to the portion of daily net assets exceeding $1 billion but not exceeding $2 billion; and 0.90% to the portion of daily net assets in excess of $2 billion.

Under the terms of the Agreement, in addition to managing the Fund's investments, the Investment Manager maintains certain of the Fund's books and records and furnishes, at its own expense, office space, facilities, equipment, clerical, bookkeeping and certain legal services and pays the salaries of all personnel, including officers of the Fund who are employees of the Investment Manager. The Investment Manager also bears the cost of telephone services, heat, light, power and other utilities provided to the Fund.

Under a Sub-Advisory Agreement between the Sub-Adviser and the Investment Manager, the Sub-Adviser provides the Fund with investment advice and portfolio management relating to the Fund's investments in securities, subject to the overall supervision of the Investment Manager. As compensation for its services provided pursuant to the Sub-Advisory Agreement, the Investment Manager pays the Sub-Adviser monthly compensation equal to 40% of its monthly compensation.

3. PLAN OF DISTRIBUTION

Shares of the Fund are distributed by Dean Witter Distributors Inc. (the "Distributor"), an affiliate of the Investment Manager. The Fund has adopted a Plan of Distribution (the "Plan") pursuant to Rule 12b-1 under the Act. The Plan provides that the Fund will pay the Distributor a fee which is accrued daily and paid monthly at the following annual rates: (i) Class A - up to 0.25% of the average daily net assets of Class A; (ii) Class B - 1.0% of the lesser of: (a) the average daily aggregate gross sales of the Class B shares since the inception of the Fund (not including reinvestment of dividend or capital gain distributions) less the average daily aggregate net asset value of the Class B shares redeemed since the Fund's inception upon which a contingent deferred sales charge has been

DEAN WITTER PACIFIC GROWTH FUND INC.
NOTES TO FINANCIAL STATEMENTS APRIL 30, 1998 (UNAUDITED) CONTINUED

imposed or waived; or (b) the average daily net assets of Class B; and (iii) Class C - up to 1.0% of the average daily net assets of Class C. In the case of Class A shares, amounts paid under the Plan are paid to the Distributor for services provided. In the case of Class B and Class C shares, amounts paid under the Plan are paid to the Distributor for services provided and the expenses borne by it and others in the distribution of the shares of these Classes, including the payment of commissions for sales of these Classes and incentive compensation to, and expenses of, the account executives of Dean Witter Reynolds Inc. ("DWR"), an affiliate of the Investment Manager and Distributor, and others who engage in or support distribution of the shares or who service shareholder accounts, including overhead and telephone expenses; printing and distribution of prospectuses and reports used in connection with the offering of these shares to other than current shareholders; and preparation, printing and distribution of sales literature and advertising materials. In addition, the Distributor may utilize fees paid pursuant to the Plan, in the case of Class B shares, to compensate DWR and other selected broker-dealers for their opportunity costs in advancing such amounts, which compensation would be in the form of a carrying charge on any unreimbursed expenses.

In the case of Class B shares, provided that the Plan continues in effect, any cumulative expenses incurred by the Distributor but not yet recovered may be recovered through the payment of future distribution fees from the Fund pursuant to the Plan and contingent deferred sales charges paid by investors upon redemption of Class B shares. Although there is no legal obligation for the Fund to pay expenses incurred in excess of payments made to the Distributor under the Plan and the proceeds of contingent deferred sales charges paid by investors upon redemption of shares, if for any reason the Plan is terminated, the Trustees will consider at that time the manner in which to treat such expenses. The Distributor has advised the Fund that such excess amounts, including carrying charges, totaled $40,157,545 at April 30, 1998.

In the case of Class A shares and Class C shares, expenses incurred pursuant to the Plan in any calendar year in excess of 0.25% or 1.0% of the average daily net assets of Class A or Class C, respectively, will not be reimbursed by the Fund through payments in any subsequent year, except that expenses representing a gross sales credit to account executives may be reimbursed in the subsequent calendar year. For the six months ended April 30, 1998, the distribution fee was accrued for Class A shares and Class C shares at the annual rate of 0.25% and 1.0%, respectively.

The Distributor has informed the Fund that for the six months ended April 30, 1998, it received contingent deferred sales charges from certain redemptions of the Fund's Class B shares and Class C

DEAN WITTER PACIFIC GROWTH FUND INC.
NOTES TO FINANCIAL STATEMENTS APRIL 30, 1998 (UNAUDITED) CONTINUED

shares of $1,057,699, and $3,944, respectively and received $23,122 in front-end sales charges from sales of the Fund's Class A shares. The respective shareholders pay such charges which are not an expense of the Fund.

4. SECURITY TRANSACTIONS AND TRANSACTIONS WITH AFFILIATES

The cost of purchases and proceeds from sales of portfolio securities, excluding short-term investments, for the six months ended April 30, 1998 aggregated $226,308,265 and $324,716,616, respectively.

For the six months ended April 30, 1998, the Fund incurred $3,477 in brokerage commissions with affiliates of the Sub-Adviser for portfolio transactions executed on behalf of the Fund.

For the six months ended April 30, 1998, the Fund incurred brokerage commissions of $8,951 with Morgan Stanley & Co., Inc., an affiliate of the Investment Manager, for portfolio transactions executed on behalf of the Fund. At April 30, 1998, the Fund's payable for investments purchased included unsettled trades with Morgan Stanley & Co., Inc., of $192,748.

Morgan Stanley Dean Witter Trust FSB, an affiliate of the Investment Manager and Distributor, is the Fund's transfer agent. At April 30, 1998, the Fund had transfer agent fees and expenses payable of approximately $289,000.

The Fund has an unfunded noncontributory defined benefit pension plan covering all independent Directors of the Fund who will have served as independent Directors for at least five years at the time of retirement. Benefits under this plan are based on years of service and compensation during the last five years of service. Aggregate pension costs for the six months ended April 30, 1998 included in Directors' fees and expenses in the Statement of Operations, amounted to $1,918. At April 30, 1998, the Fund had an accrued pension liability of $39,401 which is included in accrued expenses in the Statement of Assets and Liabilities.

DEAN WITTER PACIFIC GROWTH FUND INC.
NOTES TO FINANCIAL STATEMENTS APRIL 30, 1998 (UNAUDITED) CONTINUED

5. CAPITAL STOCK

Transactions in capital stock were as follows:

                                                                           FOR THE SIX
                                                                           MONTHS ENDED
                                                                          APRIL 30, 1998                 FOR THE YEAR
                                                                   ----------------------------             ENDED
                                                                                                      OCTOBER 31, 1997*
                                                                           (UNAUDITED)            --------------------------
                                                                     SHARES          AMOUNT         SHARES         AMOUNT
                                                                   -----------   --------------   -----------   ------------
CLASS A SHARES
Sold.............................................................      206,285   $    2,394,173        63,214   $    998,769
Reinvestment of dividends........................................        1,152           13,083       --             --
Redeemed.........................................................      (16,364)        (198,320)      (14,820)      (235,608)
                                                                   -----------   --------------   -----------   ------------
Net increase - Class A...........................................      191,073        2,208,936        48,394        763,161
                                                                   -----------   --------------   -----------   ------------

CLASS B SHARES
Sold.............................................................   19,667,769      226,782,835    28,630,560    521,923,627
Reinvestment of dividends........................................      840,396        9,572,097     1,228,090     23,456,516
Redeemed.........................................................  (27,740,910)    (326,335,838)  (57,878,288)  (1,039,376,437)
                                                                   -----------   --------------   -----------   ------------
Net decrease - Class B...........................................   (7,232,745)     (89,980,906)  (28,019,638)  (493,996,294)
                                                                   -----------   --------------   -----------   ------------

CLASS C SHARES
Sold.............................................................      356,674        3,904,510        76,313      1,169,997
Reinvestment of dividends........................................        1,046           11,869       --             --
Redeemed.........................................................     (303,942)      (3,559,600)      (12,460)      (171,011)
                                                                   -----------   --------------   -----------   ------------
Net increase - Class C...........................................       53,778          356,779        63,853        998,986
                                                                   -----------   --------------   -----------   ------------

CLASS D SHARES
Sold.............................................................      130,295        1,510,805         9,137        157,184
Reinvestment of dividends........................................          222            2,523       --             --
Redeemed.........................................................       (2,679)         (31,306)      --             --
                                                                   -----------   --------------   -----------   ------------
Net increase - Class D...........................................      127,838        1,482,022         9,137        157,184
                                                                   -----------   --------------   -----------   ------------
Net decrease in Fund.............................................   (6,860,056)  $  (85,933,169)  (27,898,254)  $(492,076,963)
                                                                   -----------   --------------   -----------   ------------
                                                                   -----------   --------------   -----------   ------------

---------------------

 * For Class A, C and D shares, for the period July 28, 1997 (issue date) through October 31, 1997.

DEAN WITTER PACIFIC GROWTH FUND INC.
NOTES TO FINANCIAL STATEMENTS APRIL 30, 1998 (UNAUDITED) CONTINUED

6. FEDERAL INCOME TAX STATUS

At October 31, 1997, the Fund had an approximate net capital loss carryover of $116,663,000, which may be used to offset future capital gains to the extent provided by regulations, which is available through October 31 of the following years:

        AMOUNT IN THOUSANDS
-----------------------------------
  2003        2004         2005
---------  -----------  -----------
$   3,193  $    15,875  $    97,595
---------  -----------  -----------
---------  -----------  -----------

As of October 31, 1997, the Fund had temporary book/tax differences primarily attributable to the mark-to-market of passive foreign investment companies and capital loss deferrals on wash sales.

7. PURPOSES OF AND RISKS RELATING TO CERTAIN FINANCIAL INSTRUMENTS

The Fund may enter into forward foreign currency contracts ("forward contracts") to facilitate settlement of foreign currency denominated portfolio transactions or to manage foreign currency exposure associated with foreign currency denominated securities.

Forward contracts involve elements of market risk in excess of the amounts reflected in the Statement of Assets and Liabilities. The Fund bears the risk of an unfavorable change in the foreign exchange rates underlying the forward contracts. Risks may also arise upon entering into these contracts from the potential inability of the counterparties to meet the terms of their contracts.

At April 30, 1998, there were outstanding forward contracts used to facilitate settlement of foreign currency denominated portfolio transactions.

At April 30, 1998, the Fund's cash balance consisted principally of interest bearing deposits with Chase Manhattan Bank N.A., the Fund's custodian.

8. SUBSEQUENT EVENT

In May 1998, the sub-adviser advised the Fund's Board of Directors and the Investment Manager of its resignation as sub-adviser, effective at the close of business on October 31, 1998. On June 2, the Board of Directors unanimously recommended that a new sub-advisory agreement with Morgan Stanley Asset Management Inc., an affiliate of the Investment Manager, be submitted to shareholders for approval at a special meeting expected to be held in August 1998.

DEAN WITTER PACIFIC GROWTH FUND INC.
FINANCIAL HIGHLIGHTS

Selected ratios and per share data for a share of capital stock outstanding throughout each period:

                   FOR THE
                     SIX
                    MONTHS
                    ENDED
                  APRIL 30,                FOR THE YEAR ENDED OCTOBER 31
                    1998++    --------------------------------------------------------
                  (UNAUDITED)   1997*        1996        1995       1994       1993
--------------------------------------------------------------------------------------

CLASS B SHARES

PER SHARE
OPERATING
PERFORMANCE:

Net asset value,
 beginning of
 period.......... $   12.83   $    18.89  $    18.77  $    21.60  $   19.80  $   12.69
                  ----------  ----------  ----------  ----------  ---------  ---------

Net investment
 income (loss)...     (0.01)        0.01        0.05        0.08      (0.10)     (0.04)

Net realized and
 unrealized gain
 (loss)..........     (1.56)       (5.77)       0.50       (1.94)      2.22       7.15
                  ----------  ----------  ----------  ----------  ---------  ---------

Total from
 investment
 operations......     (1.57)       (5.76)       0.55       (1.86)      2.12       7.11
                  ----------  ----------  ----------  ----------  ---------  ---------

Less dividends
 and
 distributions
 from:
   Net investment
   income........     (0.19)       (0.30)      (0.43)     --         --         --
   Net realized
   gain..........    --           --          --           (0.97)     (0.32)    --
                  ----------  ----------  ----------  ----------  ---------  ---------

Total dividends
 and
 distributions...     (0.19)       (0.30)      (0.43)      (0.97)     (0.32)    --
                  ----------  ----------  ----------  ----------  ---------  ---------

Net asset value,
 end of period... $   11.07   $    12.83  $    18.89  $    18.77  $   21.60  $   19.80
                  ----------  ----------  ----------  ----------  ---------  ---------
                  ----------  ----------  ----------  ----------  ---------  ---------

TOTAL INVESTMENT
RETURN+..........    (12.25) (1)     (31.01)%       3.00%      (8.65)%     10.69%     56.13%

RATIOS TO AVERAGE
NET ASSETS:
Expenses.........      2.83%(2)       2.44%       2.39%       2.45%      2.41%      2.38%

Net investment
 income (loss)...     (0.23) (2)       0.03%       0.18%       0.35%     (0.70)%     (0.46)%

SUPPLEMENTAL DATA:
Net assets, end
 of period, in
 millions........      $562         $744      $1,624      $1,442     $1,571       $694

Portfolio
 turnover rate...        38%(1)         42%         49%         50%        35%        30%

Average
 commission rate
 paid............   $0.0059      $0.0075     $0.0095      --         --         --

---------------------

 * Prior to July 28, 1997, the Fund issued one class of shares. All shares of the Fund held prior to that date have been designated Class B shares.
++ The per share amounts were computed using an average number of shares outstanding during the period.
 + Does not reflect the deduction of sales charge. Calculated based on the net asset value as of the last business day of the period.
(1)  Not annualized.
(2)  Annualized.

                       SEE NOTES TO FINANCIAL STATEMENTS

DEAN WITTER PACIFIC GROWTH FUND INC.
FINANCIAL HIGHLIGHTS, CONTINUED

                                                                                            FOR THE PERIOD
                                                                          FOR THE SIX       JULY 28,1997*
                                                                          MONTHS ENDED         THROUGH
                                                                        APRIL 30, 1998++     OCTOBER 31,
                                                                          (UNAUDITED)           1997++
-----------------------------------------------------------------------------------------------------------
CLASS A SHARES
PER SHARE OPERATING PERFORMANCE:
Net asset value, beginning of period..................................      $ 12.86            $ 19.39
                                                                             ------             ------
Net investment income.................................................         0.03            --
Net realized and unrealized loss......................................        (1.56)             (6.53)
                                                                             ------             ------
Total from investment operations......................................        (1.53)             (6.53)
                                                                             ------             ------
Less dividends from net investment income.............................        (0.26)           --
                                                                             ------             ------
Net asset value, end of period........................................      $ 11.07              12.86
                                                                             ------             ------
                                                                             ------             ------
TOTAL INVESTMENT RETURN+..............................................       (11.93)%(1)        (33.68)%(1)
RATIOS TO AVERAGE NET ASSETS:
Expenses..............................................................         2.05%(2)           1.92%(2)
Net investment income (loss)..........................................         0.48%(2)          (0.03)%(2)
SUPPLEMENTAL DATA:
Net assets, end of period, in thousands...............................       $2,651               $622
Portfolio turnover rate...............................................           38%(1)             42%
Average commission rate paid..........................................      $0.0059            $0.0075

CLASS C SHARES
PER SHARE OPERATING PERFORMANCE:
Net asset value, beginning of period..................................      $ 12.83            $ 19.39
                                                                             ------             ------
Net investment loss...................................................        (0.03)             (0.04)
Net realized and unrealized loss......................................        (1.52)             (6.52)
                                                                             ------             ------
Total from investment operations......................................        (1.55)             (6.56)
                                                                             ------             ------
Less dividends from net investment income.............................        (0.23)           --
                                                                             ------             ------
Net asset value, end of period........................................      $ 11.05              12.83
                                                                             ------             ------
                                                                             ------             ------
TOTAL INVESTMENT RETURN+..............................................       (12.11)%(1)        (33.83)%(1)
RATIOS TO AVERAGE NET ASSETS:
Expenses..............................................................         2.83%(2)           2.62%(2)
Net investment loss...................................................        (0.57)%(2)         (0.77)%(2)
SUPPLEMENTAL DATA:
Net assets, end of period, in thousands...............................      $ 1,300            $   819
Portfolio turnover rate...............................................           38%(1)             42%
Average commission rate paid..........................................      $0.0059            $0.0075

---------------------

 *   The date shares were first issued.
++ The per share amounts were computed using an average number of shares outstanding during the period.
 + Does not reflect the deduction of sales charge. Calculated based on the net asset value as of the last business day of the period.
(1)  Not annualized.
(2)  Annualized.

                       SEE NOTES TO FINANCIAL STATEMENTS

DEAN WITTER PACIFIC GROWTH FUND INC.
FINANCIAL HIGHLIGHTS, CONTINUED

                                                                          FOR THE SIX       FOR THE PERIOD
                                                                          MONTHS ENDED      JULY 28, 1997*
                                                                        APRIL 30, 1998++   THROUGH OCTOBER
                                                                          (UNAUDITED)         31, 1997++
-----------------------------------------------------------------------------------------------------------

CLASS D SHARES

PER SHARE OPERATING PERFORMANCE:

Net asset value, beginning of period..................................      $ 12.86            $ 19.39
                                                                             ------             ------

Net investment income.................................................         0.02               0.02

Net realized and unrealized loss......................................        (1.53)             (6.55)
                                                                             ------             ------

Total from investment operations......................................        (1.51)             (6.53)
                                                                             ------             ------

Less dividends from net investment income.............................        (0.27)           --
                                                                             ------             ------

Net asset value, end of period........................................      $ 11.08            $ 12.86
                                                                             ------             ------
                                                                             ------             ------

TOTAL INVESTMENT RETURN+..............................................       (11.79)%(1)        (33.68)%(1)

RATIOS TO AVERAGE NET ASSETS:
Expenses..............................................................         1.84%(2)           1.62%(2)

Net investment income.................................................         0.35%(2)           0.42%(2)

SUPPLEMENTAL DATA:
Net assets, end of period, in thousands...............................       $1,517               $118

Portfolio turnover rate...............................................           38%(1)             42%

Average commission rate paid..........................................      $0.0059            $0.0075

---------------------

 *   The date shares were first issued.
++ The per share amounts were computed using an average number of shares outstanding during the period.
 + Calculated based on the net asset value as of the last business day of the period.
(1)  Not annualized.
(2)  Annualized.

                       SEE NOTES TO FINANCIAL STATEMENTS
                                       27

DIRECTORS
Michael Bozic
Charles A. Fiumefreddo                                    DEAN WITTER
Edwin J. Garn                                             PACIFIC
John R. Haire                                             GROWTH FUND
Wayne E. Hedien
Dr. Manuel H. Johnson
Michael E. Nugent
Philip J. Purcell
John L. Schroeder

OFFICERS
Charles A. Fiumefreddo
Chairman and Chief Executive Officer
Barry Fink
Vice President, Secretary and General Counsel
Thomas F. Caloia
Treasurer

TRANSFER AGENT
Morgan Stanley Dean Witter Trust FSB
Harborside Financial Center - Plaza Two
Jersey City, New Jersey 07311

INDEPENDENT ACCOUNTANTS
Price Waterhouse LLP
1177 Avenue of the Americas
New York, New York 10036

INVESTMENT MANAGER
Dean Witter InterCapital Inc.
Two World Trade Center
New York, New York 10048

SUB-ADVISER
Morgan Grenfell Investment Services Limited



The financial statements included herein have been taken from the records of the Fund without examination by the independent accountants and accordingly they do not express an opinion thereon.

This report is submitted for the general information of shareholders of the Fund. For more detailed information about the Fund, its officers and directors, fees, expenses and other pertinent information, please see the prospectus of the Fund.

This report is not authorized for distribution to         SEMIANNUAL REPORT
prospective investors in the Fund unless preceded or      APRIL 30, 1998
accompanied by an effective prospectus.